FAIR VALUE OF FINANCIAL INSTRUMENTS - Change in Balance of Fair Value Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities at beginning of period	$ 47,413
Financial liabilities at end of period	50,996	$ 47,413
Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities at beginning of period	25	284
Fair value change recorded in net income	0	(151)
Fair value change recorded in other comprehensive income	0	(1)
Additions	0	12
Disposals	0	(117)
Foreign currency translation and other	0	(2)
Financial liabilities at end of period	$ 25	$ 25